Aptus Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Basic Materials - 1.5%
Freeport-McMoRan, Inc.	6,512	$ 407,847
Linde PLC	5,350	2,559,333
Newmont Corp.	8,447	791,568
Sherwin-Williams Co.	1,593	542,974
		4,301,722

Communications - 16.5%
Alphabet, Inc. - Class C	48,230	17,201,230
Amazon.com, Inc. (a)	44,579	12,106,765
AppLovin Corp. - Class A (a)	1,251	495,271
Arista Networks, Inc. (a)	5,387	971,545
AT&T, Inc.	33,851	787,036
Booking Holdings, Inc.	3,775	728,197
Ciena Corp. (a)	1,138	429,083
Cisco Systems, Inc.	17,264	2,002,451
Corning, Inc.	3,623	500,880
Meta Platforms, Inc. - Class A	9,985	5,558,749
Motorola Solutions, Inc.	1,415	616,586
Netflix, Inc. (a)	25,914	1,858,293
Palo Alto Networks, Inc. (a)	3,838	1,273,564
Robinhood Markets, Inc. - Class A (a)	6,449	558,225
Space Exploration Technologies Corp. - Class A (a)	110	11,921
T-Mobile US, Inc.	3,816	659,061
Uber Technologies, Inc. (a)	10,534	741,172
Verizon Communications, Inc.	19,684	921,408
Walt Disney Co.	8,451	812,902
		48,234,339

Consumer, Cyclical - 7.0%
Costco Wholesale Corp.	2,060	1,960,893
Cummins, Inc.	1,029	652,592
Delta Air Lines, Inc.	6,434	562,589
General Motors Co.	7,087	629,751
Home Depot, Inc.	4,645	1,541,954
Lowe's Cos., Inc.	2,602	540,722
Marriott International, Inc. - Class A	3,851	1,435,768
McDonald's Corp.	7,691	2,081,492
O'Reilly Automotive, Inc. (a)	5,079	453,809
PulteGroup, Inc.	9,270	1,172,377
Starbucks Corp.	5,113	538,143
Tapestry, Inc.	1,647	250,953
Tesla, Inc. (a)	12,913	4,018,655
TJX Cos., Inc.	11,344	1,784,865
Walmart, Inc.	27,348	3,041,098
		20,665,661

Consumer, Non-cyclical - 12.9%
Abbott Laboratories	9,579	1,012,500
AbbVie, Inc.	9,586	2,405,511
Altria Group, Inc.	27,226	1,860,353
Amgen, Inc.	3,043	1,172,042
Archer-Daniels-Midland Co.	8,343	661,350

Automatic Data Processing, Inc.	3,149	839,083
Bristol-Myers Squibb Co.	9,531	622,470
Cigna Group	1,207	336,813
Cintas Corp.	8,882	1,817,524
Coca-Cola Co.	14,868	1,302,288
Colgate-Palmolive Co.	6,268	572,268
CVS Health Corp.	5,697	594,938
Danaher Corp.	2,836	552,963
Elevance Health, Inc.	2,222	835,116
Eli Lilly & Co.	3,659	4,203,606
Gilead Sciences, Inc.	6,040	786,468
HCA Healthcare, Inc.	751	302,345
Intuitive Surgical, Inc. (a)	1,624	573,808
Johnson & Johnson	11,207	2,872,914
Kenvue, Inc.	16,048	308,764
McKesson Corp.	561	480,323
Medtronic PLC	7,051	602,085
Merck & Co., Inc.	13,632	1,774,886
Mondelez International, Inc. - Class A	11,061	689,211
PepsiCo, Inc.	9,377	1,308,654
Pfizer, Inc.	26,445	661,389
Procter & Gamble Co.	10,882	1,572,340
Quanta Services, Inc.	785	523,878
S&P Global, Inc.	1,226	505,026
Stryker Corp.	3,557	1,158,515
Thermo Fisher Scientific, Inc.	3,294	1,891,744
UnitedHealth Group, Inc.	5,790	2,399,376
Vertex Pharmaceuticals, Inc. (a)	1,109	529,104
		37,729,655

Energy - 3.3%
Chevron Corp.	8,774	1,726,986
Devon Energy Corp.	34,594	1,561,227
Diamondback Energy, Inc.	8,049	1,633,545
ExxonMobil Holdings Corp.	26,517	4,121,802
SLB Ltd.	14,140	701,203
		9,744,763

Financial - 13.6%
American Express Co.	2,460	827,175
Aon PLC - Class A	1,595	575,077
Berkshire Hathaway, Inc. - Class B (a)	8,469	4,332,232
Blackrock, Inc.	3,009	3,280,983
Capital One Financial Corp.	3,024	632,046
Charles Schwab Corp.	7,790	819,820
Chubb Ltd.	1,722	603,871
Citigroup, Inc.	20,031	2,653,106
Digital Realty Trust, Inc.	9,573	1,804,702
Equinix, Inc.	1,077	1,097,765
Goldman Sachs Group, Inc.	1,345	1,369,721
Intercontinental Exchange, Inc.	10,139	1,545,995
JPMorgan Chase & Co.	15,078	5,304,290
Marsh & McLennan Cos., Inc.	2,254	427,561
Morgan Stanley	5,799	1,220,226
PNC Financial Services Group, Inc.	9,496	2,372,765
Progressive Corp.	11,859	2,507,230
Prologis, Inc.	4,394	635,416
Public Storage	2,353	762,772
Travelers Cos., Inc.	1,502	562,289

Visa, Inc. - Class A	14,832	5,430,440
Welltower, Inc.	4,790	1,122,968
		39,888,450

Industrial - 7.7%
Amphenol Corp. - Class A	8,948	1,437,944
Boeing Co. (a)	3,495	755,409
Caterpillar, Inc.	3,609	2,940,649
Coherent Corp. (a)	1,072	281,818
CRH PLC	3,094	293,961
CSX Corp.	58,968	2,971,987
Deere & Co.	1,164	689,868
Eaton Corp. PLC	3,739	1,552,433
FedEx Corp.	1,398	429,745
Fedex Freight Holding Co., Inc. (a)	699	98,230
GE Vernova, Inc.	1,222	1,210,134
General Electric Co.	6,399	2,304,088
Honeywell Aerospace, Inc. (a)	2,390	494,109
Honeywell International, Inc.	2,390	580,890
Howmet Aerospace, Inc.	1,867	526,979
Johnson Controls International PLC	3,164	464,032
Keysight Technologies, Inc. (a)	798	254,626
L3Harris Technologies, Inc.	1,170	324,160
Lockheed Martin Corp.	926	539,617
Northrop Grumman Corp.	845	458,396
Packaging Corp. of America	2,421	595,179
Parker-Hannifin Corp.	579	565,411
RTX Corp.	6,595	1,419,376
TE Connectivity PLC	1,387	285,292
Trane Technologies PLC	893	406,270
Vertiv Holdings Co. - Class A	1,787	431,686
Waste Management, Inc.	1,750	396,463
		22,708,752

Technology - 33.4% (b)
Adobe, Inc. (a)	1,953	489,051
Advanced Micro Devices, Inc. (a)	7,746	3,688,258
Analog Devices, Inc.	2,259	829,979
Apple, Inc.	67,084	20,722,918
Applied Materials, Inc.	3,473	1,763,138
Broadcom, Inc.	21,552	8,389,763
Cadence Design Systems, Inc. (a)	1,305	443,726
Cognizant Technology Solutions Corp. - Class A	9,629	532,965
Crowdstrike Holdings, Inc. - Class A (a)	10,056	1,919,288
Datadog, Inc. - Class A (a)	1,451	388,824
Dell Technologies, Inc. - Class C	2,245	910,056
Fortinet, Inc. (a)	3,027	490,223
Intel Corp. (a)	21,108	1,903,942
International Business Machines Corp.	4,577	1,023,646
Intuit, Inc.	1,225	387,186
KLA Corp.	5,895	1,077,724
Lam Research Corp.	7,048	2,065,205
Marvell Technology, Inc.	3,633	681,405
Micron Technology, Inc.	5,080	4,180,992
Microsoft Corp.	33,946	15,775,385
NVIDIA Corp.	111,007	22,284,655
NXP Semiconductors NV	1,100	252,076
Oracle Corp.	7,729	1,003,765
Palantir Technologies, Inc. - Class A (a)	5,414	666,247

QUALCOMM, Inc.		5,429		801,375
Salesforce, Inc.		3,663		674,065
Sandisk Corp. (a)		611		742,261
Seagate Technology Holdings PLC		1,012		866,404
ServiceNow, Inc. (a)		5,169		574,948
Synopsys, Inc. (a)		878		341,331
Texas Instruments, Inc.		4,221		1,163,899
Western Digital Corp.		1,631		888,634
				97,923,334

Utilities - 2.2%
Constellation Energy Corp.		1,709		449,040
Duke Energy Corp.		17,071		2,141,215
NextEra Energy, Inc.		13,418		1,166,293
Southern Co.		28,075		2,654,210
				6,410,758
TOTAL COMMON STOCKS (Cost $203,221,896)				287,607,434

EXCHANGE TRADED FUNDS - 1.0%		Shares		Value
Large Cap Core Equity - 1.0%
BNY Mellon US Large Cap Core Equity ETF		64,968		3,094,426
TOTAL EXCHANGE TRADED FUNDS (Cost $3,101,913)				3,094,426

PURCHASED OPTIONS - 0.5% (a)(c)(d)	Notional Amount	Contracts		Value
Call Options - 0.5%
Cboe Volatility Index (e)
Expiration: 08/19/2026; Exercise Price: $25.00	$ 39,975,000	25,000		1,300,000
Expiration: 08/19/2026; Exercise Price: $55.00	39,975,000	25,000		225,000
S&P 500 Index, Expiration: 08/07/2026; Exercise Price: $8,350.00 (e)	224,691,600	300		1,500
TOTAL PURCHASED OPTIONS (Cost $3,075,627)				1,526,500

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%		Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (f)		1,709,594		1,709,594
TOTAL MONEY MARKET FUNDS (Cost $1,709,594)				1,709,594

TOTAL INVESTMENTS - 100.2% (Cost $211,109,030)				293,937,954
Liabilities in Excess of Other Assets - (0.2)%			(0.00228)	(667,744)
TOTAL NET ASSETS - 100.0%				$ 293,270,210

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Cboe Volatility Index, Expiration: 08/19/2026; Exercise Price: $40.00	$ (79,950,000)	(50,000)	$ (1,000,000)
S&P 500 Index, Expiration: 08/07/2026; Exercise Price: $8,600.00	(224,691,600)	(300)	(750)
TOTAL WRITTEN OPTIONS (Premiums received $1,957,313)			$ (1,000,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus Drawdown Managed Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 287,607,434	$ –	$ –	$ 287,607,434
Exchange Traded Funds	3,094,426	–	–	3,094,426
Purchased Options	–	1,526,500	–	1,526,500
Money Market Funds	1,709,594	–	–	1,709,594
Total Investments	$ 292,411,454	$ 1,526,500	$ –	$ 293,937,954

Liabilities:
Investments:
Written Options	$ –	$ (1,000,750)	$ –	$ (1,000,750)
Total Investments	$ –	$ (1,000,750)	$ –	$ (1,000,750)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.